Lease - Schedule of Operating Leases (Details)	12 Months Ended
	Mar. 31, 2025 USD ($) m²	Mar. 31, 2024 USD ($)
Schedule of Operating Leases [Line Items]
Operating lease right-of-use assets, net	$ 98,396
Operating lease liabilities, current	40,058
Operating lease liabilities, non-current	$ 41,679
Weighted average remaining lease terms – operating lease (months)	29 years
Weighted average discount rate – operating lease	3.35%
Operating lease expense	$ 10,966
Short-term lease expense
Location of Property One [Member]
Schedule of Operating Leases [Line Items]
Approximate gross floor area (sq. meters) (in Square Meters) | m²	524
Term of lease	3 years (September 5, 2024 to September 4, 2027)
Facility usage	Office
Location Of Property Two [Member]
Schedule of Operating Leases [Line Items]
Approximate gross floor area (sq. meters) (in Square Meters) | m²	100
Term of lease	3 years (September 5, 2024 to September 4, 2027)
Facility usage	Office